ACCRUED LIABILITIES (Schedule of Accrued Liabilities) (Details) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Accrued liabilities details
Compensation and consulting			$ 62,000
Mining costs	0	60,613	203,626
Accounting and legal	223,865	285,025	277,000
Interest	68,639	61,694	50,138
Accrued liabilities total	$ 292,504	$ 407,332	$ 592,764